AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 16, 2019

File No. 033-50718

File No. 811-07102

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 246	/X/

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 248	/X/

THE ADVISORS’ INNER CIRCLE FUND II

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

1-800-932-7781

(Registrant’s Telephone Number)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copies to:

Sean Graber, Esquire	Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP	c/o SEI Investments
1701 Market Street	One Freedom Valley Drive
Philadelphia, Pennsylvania 19103	Oaks, Pennsylvania 19456

It is proposed that this filing become effective (check appropriate box)

/X/	Immediately upon filing pursuant to paragraph (b)
/ /	On [date] pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	On [date] pursuant to paragraph (a) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 246 to Registration Statement 033-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 16th day of December, 2019.

THE ADVISORS’ INNER CIRCLE FUND II

By:	*
Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	December 16, 2019
Joseph T. Grause, Jr.

*	Trustee	December 16, 2019
Mitchell A. Johnson

*	Trustee	December 16, 2019
N. Jeffrey Klauder

*	Trustee	December 16, 2019
Betty L. Krikorian

*	Trustee	December 16, 2019
Robert Mulhall

*	Trustee	December 16, 2019
Robert A. Nesher

*	Trustee	December 16, 2019
Bruce Speca

*	Trustee	December 16, 2019
George J. Sullivan, Jr.

*	President	December 16, 2019
Michael Beattie

*	Treasurer, Controller &	December 16, 2019
Stephen Connors	Chief Financial Officer

*By:	/s/ James Bernstein
James Bernstein
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase